Time Charters acquired (Tables)	6 Months Ended
Jun. 30, 2012
Time Charters Acquired [Abstract]
Amortization Schedule Of Time Charters Acquired
(Expressed in thousands of United States Dollars, unless otherwise stated) Period
July 1, 2012 to June 30, 2013	$3,559
July 1, 2013 to December 31, 2013	1,795
January 1, 2014 to December 31, 2014	3,559
January 1, 2015 to December 31, 2015	3,559
January 1, 2016 to December 31, 2016	386
Total	$12,858